Acquisition of subsidiary (Tables)	6 Months Ended
Jun. 30, 2023
Acquisition of subsidiary
Schedule of acquisition of subsidiary

US$ thousand	Note	16 June 2023
Purchase Consideration
Cash consideration		775,000
Less: working capital and other adjustments		(4,484)
Cash consideration on Closing		770,516
Royalty deed	22	43,130
Deferred consideration	22	75,000
Fair value of contingent copper consideration	22	97,200
Glencore rollover shares	24	100,000
Total		1,085,846

US$ thousand	Note	16 June 2023
Trade and other receivables		1,641
Inventories		32,893
Property, plant and equipment		1,254,673
Other assets		1,404
Trade and other payables		(23,585)
Lease liabilities		(504)
Provisions		(37,735)
Deferred tax liabilities		(142,941)
Total net identifiable assets acquired		1,085,846